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[SUTHERLAND LETTERHEAD]                              1275 Pennsylvania Avenue NW
                                                    Washington, D.C.  20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                              www.sutherland.com

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com
          ----------------------------

January 13, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Post-Effective Amendment No. 30
     MetLife Investors USA Insurance Company
     MetLife Investors USA Separate Account A
     File No. 333-54466 (Series XC)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing via EDGAR under the Securities Act of the 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 30 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of rule 485 under the Securities Act, to add new disclosure to the prospectus describing an increased charge for the optional Guaranteed Minimum Income Benefit II rider.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in the Amendment, will be forwarded to the staff of the SEC shortly under separate cover.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.


Sincerely,


W. Thomas Conner

Attachment

cc:  Michele H. Abate, Esq.
     Lisa A. Flanagan, Esq.